Employee Benefits Obligations (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Employee Benefits Obligations [Abstract]
Gratuity payable description	The Company provides for gratuity for employees in India as per the Payment of Gratuity Act, 1972. Employees who are in continuous service for a period of 5 years are eligible for gratuity. The amount of gratuity payable on retirement/termination is the employees last drawn basic salary per month computed proportionately for 15 days salary multiplied for the number of years of service.
Weighted average duration of defined benefit obligation	14 years	14 years